                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-00919

                      Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                                                                                          R SHARES
                            A SHARES              B SHARES              C SHARES            since
                         since 08/03/60        since 05/01/92        since 07/06/93       10/01/02
----------------------------------------------------------------------------------------------------

AVERAGE ANNUAL         W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES    W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception          11.03%     10.88%     11.70%     11.70%     11.09%     11.09%     13.85%

10-year                  11.81      11.15      11.29      11.29         --         --         --

5-year                    6.13       4.88       5.28       5.07       5.34       5.34         --

1-year                    3.23      -2.64       2.34      -2.66       2.48       1.48         --

6-month                   9.79       3.53       9.37       4.37       9.49       8.49       9.79
----------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for class R Shares is up to 0.50%. Certain non-recurring payments were made to Class C shares, resulting in an increase to the six month and one-year total return of 0.02%. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index is generally representative of the U.S. market for large-capitalization value stocks. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Equity and Income Fund is managed by the adviser's Equity Income and Taxable Fixed Income teams. Current members of the Equity Income team include(1) James A. Gilligan, Managing Director; Catherine Maniscalco-Avery, Vice President; James O. Roeder, Vice President; Tom Bastian, Vice President; Sergio Marcheli, Vice President; and Vincent E. Vizachero, Associate. The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Uncertainties about rising oil prices, stagnating business and consumer spending, and terrorist events gradually gave way to modest optimism as military operations drew to a close and investors hoped that the Bush administration would return its focus to the economy.

       The stock market looked beyond the lack of conclusive evidence for economic recovery, and finished the period in positive territory. The Standard & Poor's 500 Index, a broad market index, gained 11.75 percent for the six-month period.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark indexes.

        -- Van Kampen Equity and Income Fund returned 9.79 percent for the six months ended June 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark indexes, the Russell 1000(R) Value Index and the Standard & Poor's 500 Index, returned 11.57 percent and 11.75 percent, respectively.

       See Performance Summary for additional information and index definitions.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. In terms of broad groups, the one sector to have negative performance for the period was telecommunications services. This was primarily due to Sprint, the fund's largest single-stock detractor. The telecommunications sector continued to drag, especially the fund's position in Sprint.

(1)Team members may change at any time without notice.
 2

       Although we believe the market was unfairly punishing Sprint, its waning long-distance and wireless businesses overwhelmed its strong local business. Toward the end of the reporting period, we sold a significant portion of the position. In our view, Sprint no longer had the near-term catalyst to warrant it being a top position in the fund. Nonetheless, we continue to monitor the fundamentals in the hope of finding a catalyst that would allow the market to recognize the value we see in Sprint.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. Holdings in consumer discretionary, health care, and consumer staples contributed the most to the fund's performance. Within these sectors, AOL Time Warner, Aetna, and Kimberly Clark were among the fund's best performing stocks for the period.(2)

       -- Media giant AOL Time Warner's asset sales, debt reduction and an announcement in May of a $750 million settlement from Microsoft helped propel the stock during the period.

       -- Aetna, the health care and life insurer, was the fund's best performing security during the period, and we consider it a classic turnaround story. The company's new CEO has gradually gotten its business back on track, which has helped Aetna's margins return to industry levels.

       -- Shares of paper-products manufacturer Kimberly Clark had fallen because of weak pulp and paper commodity prices. While commodity prices have yet to rise, the market began to anticipate strengthening here, boosting Kimberly Clark.

TOP 10 HOLDINGS AS OF 6/30/03               TOP 10 INDUSTRIES AS OF 6/30/03
Bristol-Myers Squibb           3.4%         Government Obligations         9.7%
Bank of America                2.4          Pharmaceuticals                7.3
AOL Time Warner                2.1          Property & Casualty            4.7
Schlumberger                   2.0          Integrated Oil & Gas           4.7
BP                             1.9          Electric Utilities             4.0
Chubb                          1.7          Diversified Banks              3.5
United States Treasury Note    1.6          Movies & Entertainment         3.4
Exxon Mobil                    1.6          Integrated Telecom. Services   3.1
Entergy                        1.5          Other Diversified Financial
J.P. Morgan Chase              1.5          Services                       2.8
                                            Railroads                      2.5

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

       Other stocks that detracted from the fund's performance included Schering-Plough, Allstate, Textron, and AT&T.

Q.     HOW DOES THE PORTFOLIO STRUCTURE REFLECT YOUR INVESTMENT STRATEGY?

A. We select stocks one at a time, and therefore the fund's sector allocations are largely a result of where we have found the best values. Financials and energy held the largest sector representation in the fund's portfolio, and Bristol-Myers Squibb was the fund's largest holding.

        -- FINANCIALS. Within this sector, the fund owned companies that we believed could benefit from improving economic conditions because of their capital markets exposure. Among these names were Bank of America, J.P. Morgan, A.G. Edwards, and Merrill Lynch. We were less enthusiastic about regional banks. In our view, net interest margins may continue to be squeezed if interest rates remain low and the yield curve remains static or flattens.

        -- ENERGY. Since late 2001, the fund has maintained an overweight in the energy sector, relative to the Russell 1000 Value(R) and Standard & Poor's 500 benchmarks. Our method of evaluating energy stocks is to analyze the underlying commodity prices. In 2001, against a backdrop of escalating geopolitical instability, we believed that commodity prices were too low and were likely to rise. Even as these prices rose dramatically in 2002 and 2003, energy stocks reflected valuations significantly below our target prices. We continued to hold the fund's energy positions in hopes that the stock prices would eventually rise, and since then, our belief was validated. Commodity prices have remained higher than generally expected, and energy stocks have begun to benefit.

        -- BRISTOL-MYERS SQUIBB(2). The company exemplifies what we look for in a potential investment. As value investors, we are often buying a stock when others are selling, and Bristol-Myers certainly fit this scenario. Last year, investors fled the stock amid disappointing late-stage products, a key product's going generic, accusations of inventory-channel stuffing, and widespread industry difficulties. These factors caused the stock to decline and significantly underperform its peers and the market. The company's low valuation showed up on our screens. Our fundamental research uncovered several attractive catalysts: a strong emphasis on research and development, which should fuel its new product pipeline; its new schizophrenia drug, which has fewer side effects than its competitors; and a new chief financial officer who understands the importance of earning a high return on capital. Furthermore, a new Medicare drug-benefit proposal could spur considerable demand and volumes for drug companies overall, offsetting the lower prices paid under Medicare.

       At the close of the period, the portfolio's asset allocation was 65 percent in stocks, 16 percent bonds, and 12 percent convertible securities. By comparison, at the beginning of the period, the portfolio was invested in 59 percent stocks, 21 percent bonds, and 14 percent convertible securities. This modest increase in stocks and reduction in bonds reflected our view that stocks began to present better growth opportunities than bonds. Our research indicated that bonds were near the end of the strong run-up they enjoyed in the low interest-rate environment of the past few years.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. The past few years have been challenging, and no one can predict what the future will bring. Yet, we continue to believe in the potential of stocks for long-term investors. We remain committed to disciplined investing with our value-with-a-catalyst strategy. In all market environments, our shareholders' best interests are top of mind for us.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
COMMON AND PREFERRED STOCKS  65.4%
ADVERTISING  0.5%
Interpublic Group Cos., Inc. ...............................  2,385,000   $   31,911,300
                                                                          --------------

AEROSPACE & DEFENSE  0.8%
Raytheon Co. ...............................................  1,606,000       52,741,040
                                                                          --------------

AUTO PARTS & EQUIPMENT  0.6%
Magna International, Inc., Class A (Canada).................    615,100       41,377,777
                                                                          --------------

COMPUTER HARDWARE  0.8%
Hewlett-Packard Co. ........................................  2,569,700       54,734,610
                                                                          --------------
DATA PROCESSING & OUTSOURCING SERVICES  1.5%
Automatic Data Processing, Inc. ............................  1,322,000       44,762,920
Computer Sciences Corp. (a).................................    558,700       21,297,644
Electronic Data Systems Corp. ..............................  1,571,600       33,710,820
                                                                          --------------
                                                                              99,771,384
                                                                          --------------
DIVERSIFIED BANKS  3.3%
Bank of America Corp. ......................................  1,877,500      148,378,825
FleetBoston Financial Corp. ................................  1,037,000       30,809,270
Wachovia Corp. .............................................    993,650       39,706,254
                                                                          --------------
                                                                             218,894,349
                                                                          --------------
DIVERSIFIED CAPITAL MARKETS  1.4%
J.P. Morgan Chase & Co. ....................................  2,746,000       93,858,280
                                                                          --------------
DIVERSIFIED CHEMICALS  1.3%
Dow Chemical Co. ...........................................  1,571,350       48,648,996
Du Pont (E.I.) de Nemours & Co. ............................    911,050       37,936,122
                                                                          --------------
                                                                              86,585,118
                                                                          --------------
DIVERSIFIED COMMERCIAL SERVICES  1.3%
Equifax, Inc. ..............................................  3,184,500       82,797,000
                                                                          --------------

DIVERSIFIED METALS & MINING  0.8%
Phelps Dodge Corp. (a)......................................  1,347,050       51,645,897
                                                                          --------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
ELECTRIC UTILITIES  3.2%
Entergy Corp. ..............................................  1,829,000   $   96,534,620
Exelon Corp. ...............................................    766,900       45,868,289
PPL Corp. ..................................................  1,597,000       68,671,000
                                                                          --------------
                                                                             211,073,909
                                                                          --------------
FERTILIZERS & AGRICULTURAL CHEMICALS  0.4%
Monsanto Co. ...............................................  1,070,378       23,162,980
                                                                          --------------

GENERAL MERCHANDISE STORES  0.4%
Target Corp. ...............................................    760,250       28,767,860
                                                                          --------------

GOLD  0.7%
Newmont Mining Corp. .......................................  1,434,200       46,554,132
                                                                          --------------

HEALTH CARE EQUIPMENT  0.8%
Bausch & Lomb, Inc. ........................................  1,350,720       50,652,000
                                                                          --------------

HEALTH CARE FACILITIES  0.2%
Tenet Healthcare Corp. (a)..................................  1,114,000       12,978,100
                                                                          --------------

HOTELS  2.0%
Hilton Hotels Corp. ........................................  4,773,600       61,054,344
Starwood Hotels & Resorts Worldwide, Inc. ..................  2,432,000       69,530,880
                                                                          --------------
                                                                             130,585,224
                                                                          --------------
HOUSEHOLD PRODUCTS  1.8%
Kimberly-Clark Corp. .......................................  1,589,000       82,850,460
Procter & Gamble Co. .......................................    402,500       35,894,950
                                                                          --------------
                                                                             118,745,410
                                                                          --------------
HYPERMARKETS & SUPER CENTERS  0.9%
Wal-Mart Stores, Inc. ......................................  1,107,000       59,412,690
                                                                          --------------

INDUSTRIAL CONGLOMERATES  1.7%
3M Co. .....................................................    528,400       68,153,032
Textron, Inc. ..............................................  1,085,000       42,336,700
                                                                          --------------
                                                                             110,489,732
                                                                          --------------
INDUSTRIAL MACHINERY  1.0%
Ingersoll-Rand Co., Class A (Bermuda).......................  1,453,160       68,763,531
                                                                          --------------

INTEGRATED OIL & GAS  4.2%
BP Plc--ADR (United Kingdom)................................  2,784,000      116,983,680
ConocoPhillips..............................................  1,206,800       66,132,640
Exxon Mobil Corp. ..........................................  2,744,700       98,562,177
                                                                          --------------
                                                                             281,678,497
                                                                          --------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
INTEGRATED TELECOMMUNICATION SERVICES  2.8%
SBC Communications, Inc. ...................................  2,863,000   $   73,149,650
Sprint Corp. ...............................................  3,710,250       53,427,600
Verizon Communications, Inc. ...............................  1,424,112       56,181,219
                                                                          --------------
                                                                             182,758,469
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  1.0%
Merrill Lynch & Co., Inc. ..................................  1,469,000       68,572,920
                                                                          --------------

LIFE & HEALTH INSURANCE  1.2%
Metlife, Inc. ..............................................  1,740,500       49,290,960
Prudential Financial, Inc. .................................    923,706       31,082,707
                                                                          --------------
                                                                              80,373,667
                                                                          --------------
MANAGED HEALTH CARE  0.7%
Aetna, Inc. ................................................    769,600       46,329,920
                                                                          --------------

MOVIES & ENTERTAINMENT  3.2%
AOL Time Warner, Inc. (a)...................................  8,086,000      130,103,740
Walt Disney Co. ............................................  4,132,800       81,622,800
                                                                          --------------
                                                                             211,726,540
                                                                          --------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group, Inc. ....................  1,366,800       68,832,048
                                                                          --------------

MULTI-UTILITIES & UNREGULATED POWER  0.5%
Williams Cos., Inc. ........................................  2,750,000       33,962,500
                                                                          --------------

OIL & GAS DRILLING  1.3%
Ensco International, Inc. ..................................  1,619,900       43,575,310
Transocean, Inc. (a)........................................  2,041,000       44,840,770
                                                                          --------------
                                                                              88,416,080
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  1.9%
Schlumberger Ltd. ..........................................  2,685,600      127,753,992
                                                                          --------------

OIL & GAS EXPLORATION & PRODUCTION  1.5%
Anadarko Petroleum Corp. ...................................    847,000       37,666,090
Burlington Resources, Inc. .................................    269,000       14,544,830
EOG Resources, Inc. ........................................  1,176,000       49,203,840
                                                                          --------------
                                                                             101,414,760
                                                                          --------------
OIL & GAS REFINING & MARKETING  0.5%
Valero Energy Corp. ........................................    976,300       35,468,979
                                                                          --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.3%
A.G. Edwards, Inc. .........................................  1,966,450       67,252,590
Citigroup, Inc. ............................................  2,074,000       88,767,200
                                                                          --------------
                                                                             156,019,790
                                                                          --------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
PAPER PACKAGING  0.9%
Temple-Inland, Inc. ........................................  1,433,500   $   61,511,485
                                                                          --------------

PHARMACEUTICALS  6.2%
Bristol-Myers Squibb Co. ...................................  7,865,000      213,534,750
Johnson & Johnson...........................................    430,000       22,231,000
Pfizer, Inc. ...............................................  1,312,660       44,827,339
Roche Holdings AG--ADR (Switzerland)........................    862,000       67,580,800
Schering-Plough Corp. ......................................  3,525,000       65,565,000
                                                                          --------------
                                                                             413,738,889
                                                                          --------------
PROPERTY & CASUALTY  3.1%
Chubb Corp. ................................................  1,722,700      103,362,000
Safeco Corp. ...............................................    828,700       29,236,536
Travelers Property Casualty Corp. ..........................  4,555,000       72,424,500
                                                                          --------------
                                                                             205,023,036
                                                                          --------------
RAILROADS  1.8%
Norfolk Southern Corp. .....................................  3,822,850       73,398,720
Union Pacific Corp. ........................................    762,600       44,246,052
                                                                          --------------
                                                                             117,644,772
                                                                          --------------
REGIONAL BANKS  1.4%
PNC Financial Services Group, Inc. .........................  1,873,000       91,421,130
                                                                          --------------

RESTAURANTS  0.9%
McDonald's Corp. ...........................................  2,705,090       59,674,285
                                                                          --------------

SOFT DRINKS  1.3%
Coca-Cola Co. ..............................................    991,000       45,992,310
PepsiCo, Inc. ..............................................    951,500       42,341,750
                                                                          --------------
                                                                              88,334,060
                                                                          --------------
SYSTEMS SOFTWARE  1.1%
Microsoft Corp. ............................................  2,862,000       73,295,820
                                                                          --------------

THRIFTS & MORTGAGE FINANCE  0.5%
Fannie Mae..................................................    496,000       33,450,240
                                                                          --------------

TOBACCO  0.7%
Altria Group, Inc. .........................................  1,037,500       47,144,000
                                                                          --------------

TOTAL COMMON AND PREFERRED STOCKS  65.4%...............................    4,350,048,202
                                                                          --------------
CONVERTIBLE PREFERRED STOCKS  5.8%
AEROSPACE & DEFENSE  0.6%
Coltec Capital Trust-Convertible Preferred TIDES............    400,000       13,380,000
Raytheon Co.-Convertible Preferred..........................    450,000       25,758,000
                                                                          --------------
                                                                              39,138,000
                                                                          --------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
AIRLINES  0.1%
Continental Airlines Fin Trust II-Convertible Preferred.....    150,000   $    3,918,750
                                                                          --------------

BROADCASTING & CABLE TV  0.3%
Sinclair Broadcast Group-Convertible Preferred..............    424,700       19,111,500
                                                                          --------------

DIVERSIFIED CHEMICALS  0.1%
Hercules Trust II-Convertible Preferred.....................     69,970        4,163,215
                                                                          --------------

DIVERSIFIED METALS & MINING  0.2%
Freeport McMoran Copper & Gold-Convertible Preferred........    570,300       13,767,042
                                                                          --------------

GAS UTILITIES  0.3%
El Paso Energy Capital Trust I-Convertible Preferred........    690,000       19,941,000
                                                                          --------------

HEALTH CARE DISTRIBUTORS  0.7%
McKesson Financing Trust-Convertible Preferred..............    300,000       15,412,500
Omnicare, Inc.-Convertible Preferred........................    599,800       32,869,040
                                                                          --------------
                                                                              48,281,540
                                                                          --------------
HEALTH CARE EQUIPMENT  0.4%
Baxter International-Convertible Preferred..................    650,000       31,863,000
                                                                          --------------

LIFE & HEALTH INSURANCE  0.2%
Unumprovident Corp.-Convertible Preferred...................    480,000       14,328,000
                                                                          --------------

MANAGED HEALTH CARE  0.3%
Anthem, Inc.-Convertible Preferred..........................    244,900       22,917,742
                                                                          --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.2%
Prudential Financial, Inc.-Convertible Preferred............    176,800        9,891,960
                                                                          --------------

PAPER PRODUCTS  0.6%
International Paper Capital Trust-Convertible Preferred.....    800,000       39,400,000
                                                                          --------------

PROPERTY & CASUALTY  1.2%
Chubb Corp.-Convertible Preferred...........................  1,114,700       29,037,935
St Paul Cos, Inc.-Convertible Preferred.....................    440,000       30,844,000
Travelers Property Casualty-Convertible Preferred...........    905,200       21,724,800
                                                                          --------------
                                                                              81,606,735
                                                                          --------------
RAILROADS  0.4%
Union Pacific Capital Trust-Convertible Preferred TIDES.....    467,460       24,307,920
                                                                          --------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
SPECIALTY STORES  0.2%
United Rentals Trust I-Convertible Preferred................    375,000   $   14,224,500
                                                                          --------------

TOTAL CONVERTIBLE PREFERRED STOCKS  5.8%...............................      386,860,904
                                                                          --------------

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            CORPORATE BONDS  7.1%
            AEROSPACE & DEFENSE  0.6%
$  1,630    Boeing Capital Corp. ....................... 6.100%    03/01/11     $    1,801,906
     860    Boeing Capital Corp. ....................... 6.500     02/15/12            971,469
   1,760    Boeing Capital Corp. ....................... 5.800     01/15/13          1,905,615
     370    Boeing Capital Corp. ....................... 6.625     02/15/38            406,720
   1,005    Goodrich Corp. ............................. 7.625     12/15/12          1,148,361
  20,000    L-3 Communications Hldgs, Inc. ............. 4.000     09/15/11         20,925,000
   5,000    Lockheed Martin Corp. ...................... 8.500     12/01/29          6,817,250
   2,485    Raytheon Co. ............................... 6.150     11/01/08          2,813,087
                                                                                --------------
                                                                                    36,789,408
                                                                                --------------
            AUTOMOTIVE  0.1%
   3,730    Daimler Chrysler Holdings................... 7.750     01/18/11          4,344,424
                                                                                --------------

            BANKING  0.1%
     505    Bank One Corp. ............................. 6.000     02/17/09            571,857
   2,200    MBNA America Bank NA........................ 7.125     11/15/12          2,581,863
   2,930    MBNA Corp. ................................. 6.125     03/01/13          3,192,698
   2,540    Washington Mutual Bank FA................... 5.500     01/15/13          2,774,086
     380    Washington Mutual, Inc. .................... 8.250     04/01/10            479,254
                                                                                --------------
                                                                                     9,599,758
                                                                                --------------
            BEVERAGE  0.1%
   5,000    Pepsi Bottling Group, Inc., Ser B........... 7.000     03/01/29          6,107,510
                                                                                --------------

            BROKERAGE  0.2%
   4,070    Goldman Sachs Group, Inc. .................. 6.875     01/15/11          4,809,625
     740    Goldman Sachs Group, Inc. .................. 6.600     01/15/12            861,301
     860    Goldman Sachs Group, Inc. .................. 6.125     02/15/33            925,505
   1,170    Lehman Brothers Holdings.................... 6.625     01/18/12          1,373,974
   5,000    Paine Webber Group, Inc. ................... 6.375     05/15/04          5,227,005
                                                                                --------------
                                                                                    13,197,410
                                                                                --------------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            BUILDING MATERIALS  0.1%
$  2,065    Centex Corp. (b)............................ 7.875%    02/01/11     $    2,501,661
     695    Masco Corp. ................................ 6.500     08/15/32            774,031
   1,050    Mohawk Industries, Inc., Ser D.............. 7.200     04/15/12          1,232,475
                                                                                --------------
                                                                                     4,508,167
                                                                                --------------
            CAPTIVE FINANCE  0.7%
   3,655    Countrywide Home Loan....................... 3.250     05/21/08          3,676,769
  12,100    Ford Motor Credit Co. ...................... 7.250     10/25/11         12,459,007
   2,000    General Electric Capital Corp. ............. 8.900     09/15/04          2,181,086
   6,990    General Electric Capital Corp. ............. 6.750     03/15/32          8,203,422
   1,265    General Motors Acceptance Corp. ............ 4.500     07/15/06          1,271,920
   3,000    General Motors Acceptance Corp. ............ 6.875     09/15/11          3,014,679
   6,740    General Motors Acceptance Corp. ............ 8.000     11/01/31          6,631,304
   1,765    General Motors Acceptance Corp. ............ 8.375     07/15/33          1,737,307
   1,365    Household Finance Corp. .................... 6.400     06/17/08          1,559,850
   3,535    Household Finance Corp. .................... 6.750     05/15/11          4,111,845
   1,080    Household Finance Corp. .................... 6.375     10/15/11          1,230,039
                                                                                --------------
                                                                                    46,077,228
                                                                                --------------
            CONGLOMERATES  0.1%
   2,200    Cooper Industries, Inc. .................... 5.250     07/01/07          2,385,460
   5,105    Honeywell International, Inc. .............. 6.125     11/01/11          5,825,826
     990    Hutchison Whampoa Intl Ltd., 144A--Private
            Placement (United Kingdom) (c).............. 6.500     02/13/13          1,040,880
                                                                                --------------
                                                                                     9,252,166
                                                                                --------------
            DATA PROCESSING & OUTSOURCING SERVICES  0.0%
   1,370    Electronic Data Systems Corp., 144A--
            Private Placement (c)....................... 6.000     08/01/13          1,338,597
                                                                                --------------

            DIVERSIFIED CAPITAL MARKETS  0.1%
   5,480    J.P. Morgan Chase & Co. .................... 6.750     02/01/11          6,441,625
                                                                                --------------

            ELECTRIC  0.5%
   3,540    Appalachian Power Co. ...................... 5.950     05/15/33          3,530,371
   1,440    Cincinnati Gas & Electric Co. .............. 5.700     09/15/12          1,584,938
     970    Cincinnati Gas & Electric Co., Ser A........ 5.400     06/15/33            935,873
   1,010    Cincinnati Gas & Electric Co., Ser B........ 5.375     06/15/33            970,836
   4,290    Columbus Southern Power Co., 144A--Private
            Placement (c)............................... 6.600     03/01/33          4,778,056
   5,000    Commonwealth Edison Co. (b)................. 8.000     05/15/08          6,113,125
   1,545    Consumers Energy Co., Ser B 144A--Private
            Placement (c)............................... 5.375     04/15/13          1,625,135
   1,710    Detroit Edison Co. ......................... 6.125     10/01/10          1,955,453
   1,975    Duke Energy Corp. .......................... 4.500     04/01/10          2,067,973
   4,205    Duquesne Light Co., Ser O................... 6.700     04/15/12          4,852,250
     440    Florida Power & Light....................... 4.850     02/01/13            465,954

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            ELECTRIC (CONTINUED)
$    610    Ohio Power Co., 144A-- Private Placement
            (c)......................................... 6.600%    02/15/33     $      683,173
   1,255    Public Service Electric & Gas............... 5.000     01/01/13          1,327,879
     780    South Carolina Electric & Gas............... 5.300     05/15/33            776,199
     365    Wisconsin Electric Power.................... 5.625     05/15/33            378,665
     650    Wisconsin Energy Corp. ..................... 6.200     04/01/33            707,400
                                                                                --------------
                                                                                    32,753,280
                                                                                --------------
            ENTERTAINMENT  0.1%
   6,060    Park Place Entertainment Corp. ............. 7.500     09/01/09          6,666,000
                                                                                --------------

            ENVIRONMENTAL SERVICES  0.1%
   1,855    Waste Management, Inc. ..................... 7.375     08/01/10          2,229,022
   3,405    Waste Management, Inc. ..................... 7.000     07/15/28          3,894,087
                                                                                --------------
                                                                                     6,123,109
                                                                                --------------
            FERTILIZERS & AGRICULTURAL CHEMICALS  0.0%
   1,610    Monsanto Co. ............................... 7.375     08/15/12          1,922,953
                                                                                --------------

            FOOD  0.1%
   5,000    ConAgra Foods, Inc. (b)..................... 7.500     09/15/05          5,578,595
     765    Kraft Foods, Inc............................ 5.625     11/01/11            834,994
   1,520    Kraft Foods, Inc............................ 6.250     06/01/12          1,722,382
                                                                                --------------
                                                                                     8,135,971
                                                                                --------------
            GAMING  0.1%
   3,115    Harrahs Operating Co., Inc. ................ 8.000     02/01/11          3,760,668
                                                                                --------------

            HEALTHCARE  0.1%
   2,940    Anthem Insurance, 144A--Private Placement
            (b) (c)..................................... 9.125     04/01/10          3,706,840
   1,510    Anthem Insurance, 144A--Private Placement
            (b) (c)..................................... 9.000     04/01/27          2,034,725
     705    Cigna Corp. ................................ 7.000     01/15/11            814,396
     360    Cigna Corp. ................................ 6.375     10/15/11            403,745
                                                                                --------------
                                                                                     6,959,706
                                                                                --------------
            HOME CONSTRUCTION  0.0%
   1,085    Pulte Homes, Inc. .......................... 7.875     08/01/11          1,319,495
     905    Pulte Homes, Inc. .......................... 6.375     05/15/33            915,856
                                                                                --------------
                                                                                     2,235,351
                                                                                --------------
            HOTELS  0.1%
   1,040    Starwood Hotels & Resorts Worldwide,
            Inc. ....................................... 7.375     05/01/07          1,099,800
   2,410    Starwood Hotels & Resorts Worldwide,
            Inc. ....................................... 7.875     05/01/12          2,651,000
                                                                                --------------
                                                                                     3,750,800
                                                                                --------------

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            INTEGRATED ENERGY  0.3%
$  2,965    Constellation Energy Group.................. 7.600%    04/01/32     $    3,575,627
     325    Devon Financing Corp. ...................... 6.875     09/30/11            381,851
   1,085    Devon Financing Corp. ...................... 7.875     09/30/31          1,382,221
     590    Kerr McGee Corp. ........................... 5.875     09/15/06            643,919
   1,190    Kerr McGee Corp. ........................... 6.875     09/15/11          1,381,470
   2,535    Marathon Oil Corp. ......................... 6.800     03/15/32          2,877,352
   5,000    Niagara Mohawk Power Corp., Ser G........... 7.750     10/01/08          5,998,290
     365    Petro-Canada (Canada)....................... 4.000     07/15/13            355,857
   1,245    Petro-Canada (Canada)....................... 5.350     07/15/33          1,195,260
   1,230    Sempra Energy............................... 6.000     02/01/13          1,358,621
                                                                                --------------
                                                                                    19,150,468
                                                                                --------------
            INTEGRATED OIL & GAS  0.1%
   5,000    ConocoPhillips.............................. 8.750     05/25/10          6,516,585
   2,470    Conoco, Inc. ............................... 6.950     04/15/29          2,981,549
                                                                                --------------
                                                                                     9,498,134
                                                                                --------------
            INTEGRATED TELECOMMUNICATION SERVICES  0.2%
   3,000    Verizon Communications, Inc. ............... 7.510     04/01/09          3,602,205
   5,485    Verizon Communications, Inc. ............... 6.940     04/15/28          6,248,150
                                                                                --------------
                                                                                     9,850,355
                                                                                --------------
            LIFE INSURANCE  0.7%
   1,735    AIG SunAmerica Global Financial, 144A--
            Private Placement (c)....................... 6.900     03/15/32          2,073,389
   5,000    American General Corp. (b).................. 7.500     08/11/10          6,181,895
     840    Hartford Life, Inc. ........................ 7.650     06/15/27          1,014,280
     895    Hartford Life, Inc. ........................ 7.375     03/01/31          1,063,453
   4,055    Health Net, Inc. ........................... 8.375     04/15/11          4,936,099
   4,160    John Hancock Co., 144A--Private Placement
            (c)......................................... 7.375     02/15/24          4,920,985
   1,145    John Hancock Financial Services, Inc. ...... 5.625     12/01/08          1,273,782
   3,155    Nationwide Financial Services, Inc. ........ 6.250     11/15/11          3,545,851
     980    Nationwide Mutual Insurance Co., 144A--
            Private Placement (c)....................... 7.500     02/15/24          1,024,794
   2,085    Nationwide Mutual Insurance Co., 144A--
            Private Placement (c)....................... 8.250     12/01/31          2,585,244
   6,790    Prudential Holdings, LLC, 144A--Private
            Placement (c)............................... 7.245     12/18/23          8,031,266
   5,580    Prudential Holdings, LLC, 144A--Private
            Placement (c)............................... 8.695     12/18/23          7,084,100
                                                                                --------------
                                                                                    43,735,138
                                                                                --------------
            LIFE & HEALTH INSURANCE  0.0%
   1,370    Metlife, Inc., 144A--Private Placement
            (c)......................................... 7.450     11/01/23          1,444,240
                                                                                --------------

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            LODGING  0.2%
$  2,700    Hyatt Equities LLC, 144A--Private Placement
            (c)......................................... 6.875%    06/15/07     $    2,814,350
   6,330    Marriott International, Ser E............... 7.000     01/15/08          7,242,805
                                                                                --------------
                                                                                    10,057,155
                                                                                --------------
            MANAGED HEALTH CARE  0.1%
   7,140    Aetna, Inc. (b)............................. 7.375     03/01/06          8,030,294
                                                                                --------------

            MEDIA--CABLE  0.3%
   6,260    Comcast Corp. .............................. 6.500     01/15/15          7,057,749
  10,000    Cox Communications, Inc. (b)................ 7.250     11/15/15         12,450,480
     750    TCI Communications, Inc. ................... 7.875     02/15/26            881,690
                                                                                --------------
                                                                                    20,389,919
                                                                                --------------
            MEDIA--NONCABLE  0.3%
   5,000    Clear Channel Communications (b)............ 7.875     06/15/05          5,505,670
   2,950    Liberty Media Corp. ........................ 5.700     05/15/13          3,005,493
     600    News America Holdings....................... 8.875     04/26/23            769,034
     340    News America, Inc. ......................... 7.300     04/30/28            387,266
   1,535    News America, Inc. ......................... 7.280     06/30/28          1,745,312
   5,000    News America, Inc. ......................... 7.625     11/30/28          5,911,835
   1,450    Time Warner, Inc. .......................... 6.625     05/15/29          1,500,749
                                                                                --------------
                                                                                    18,825,359
                                                                                --------------
            METALS  0.1%
   4,470    BHP Fin USA Ltd. (Australia)................ 4.800     04/15/13          4,669,684
   1,115    Inco Ltd. (Canada).......................... 7.750     05/15/12          1,323,117
   2,980    Inco Ltd. (Canada).......................... 7.200     09/15/32          3,295,028
                                                                                --------------
                                                                                     9,287,829
                                                                                --------------
            MOVIES & ENTERTAINMENT  0.0%
   1,400    AOL Time Warner, Inc. ...................... 7.700     05/01/32          1,640,626
                                                                                --------------

            MULTI-LINE INSURANCE  0.0%
   1,120    Hartford Financial Services Group........... 2.375     06/01/06          1,119,801
     700    Hartford Financial Services Group........... 7.900     06/15/10            854,652
                                                                                --------------
                                                                                     1,974,453
                                                                                --------------
            NATURAL GAS DISTRIBUTORS  0.0%
   2,265    Consolidated Natural Gas Co., Ser C (b)..... 6.250     11/01/11          2,605,137
                                                                                --------------

            OIL FIELD SERVICES  0.0%
   1,485    Pemex Project Funding Master Trust.......... 9.125     10/13/10          1,800,563
                                                                                --------------

            OTHER DIVERSIFIED FINANCIAL SERVICES  0.1%
   5,000    Citigroup, Inc. (b)......................... 6.500     01/18/11          5,858,760
   2,380    Citigroup, Inc. ............................ 5.625     08/27/12          2,626,882
                                                                                --------------
                                                                                     8,485,642
                                                                                --------------

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            PAPER  0.1%
$  1,745    MeadWestvaco Corp. ......................... 6.850%    04/01/12     $    2,017,745
   1,710    Sappi Papier Hldg AG, 144A--Private
            Placement (Austria) (c)..................... 6.750     06/15/12          1,956,939
   3,740    Weyerhaeuser Co. ........................... 6.750     03/15/12          4,252,773
                                                                                --------------
                                                                                     8,227,457
                                                                                --------------
            PAPER PRODUCTS  0.1%
   1,710    International Paper Co. .................... 5.850     10/30/12          1,867,089
   1,150    International Paper Co., 144A--Private
            Placement (c)............................... 5.300     04/01/15          1,184,889
                                                                                --------------
                                                                                     3,051,978
                                                                                --------------
            PROPERTY & CASUALTY  0.1%
   5,185    Farmers Exchange Capital, 144A--Private
            Placement (c)............................... 7.050     07/15/28          4,672,976
   2,790    Farmers Insurance Exchange Surplus, 144A--
            Private Placement (c)....................... 8.625     05/01/24          2,727,995
     935    Florida Windstorm Underwriting,
            144A--Private Placement (c)................. 7.125     02/25/19          1,115,626
                                                                                --------------
                                                                                     8,516,597
                                                                                --------------
            RAILROADS  0.2%
   5,000    CSX Corp. .................................. 6.750     03/15/11          5,830,250
   5,000    Union Pacific Corp. ........................ 6.700     12/01/06          5,627,575
                                                                                --------------
                                                                                    11,457,825
                                                                                --------------
            REAL ESTATE INVESTMENT TRUSTS  0.2%
   1,350    Boston Properties, Inc. .................... 6.250     01/15/13          1,481,014
   3,025    EOP Operating LP............................ 7.500     04/19/29          3,495,136
   2,930    EOP Operating LP............................ 7.875     07/15/31          3,553,750
   1,915    Simon Property LP........................... 6.375     11/15/07          2,138,582
   1,010    Vornado Realty.............................. 5.625     06/15/07          1,084,666
                                                                                --------------
                                                                                    11,753,148
                                                                                --------------
            REFINING  0.1%
   2,845    Amerada Hess Corp. ......................... 7.875     10/01/29          3,473,344
     880    Ashland, Inc. .............................. 7.830     08/15/05            950,799
                                                                                --------------
                                                                                     4,424,143
                                                                                --------------
            RETAIL  0.3%
   4,000    Federated Department Stores, Inc. .......... 6.625     09/01/08          4,576,760
   2,890    Federated Department Stores, Inc. .......... 6.300     04/01/09          3,275,633
   3,585    Lowe's Cos., Inc. .......................... 6.500     03/15/29          4,079,070
   4,000    May Department Stores Co. .................. 8.375     08/01/24          4,266,784
   2,345    May Department Stores Co. .................. 6.700     09/15/28          2,509,760
                                                                                --------------
                                                                                    18,708,007
                                                                                --------------

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            SERVICES  0.1%
$  2,165    Cendant Corp. .............................. 7.375%    01/15/13     $    2,554,700
   2,380    Cendant Corp. .............................. 7.125     03/15/15          2,766,188
                                                                                --------------
                                                                                     5,320,888
                                                                                --------------
            SUPERMARKETS  0.1%
   2,155    Albertson's, Inc. .......................... 7.500     02/15/11          2,521,346
     910    Albertson's, Inc. .......................... 7.450     08/01/29          1,030,979
   3,700    Kroger Co. ................................. 7.250     06/01/09          4,326,454
   1,490    Kroger Co. ................................. 7.500     04/01/31          1,772,868
                                                                                --------------
                                                                                     9,651,647
                                                                                --------------
            TELECOMMUNICATIONS  0.2%
   1,685    AT&T Corp. ................................. 8.500     11/15/31          1,917,249
   2,120    British Telecommunications PLC (United
            Kingdom).................................... 8.875     12/15/30          2,903,650
   3,165    Deutsche Telekom Intl Fin (Netherlands)..... 8.750     06/15/30          4,046,981
   1,605    Verizon Global Funding Corp. ............... 7.750     12/01/30          2,040,603
                                                                                --------------
                                                                                    10,908,483
                                                                                --------------
            TOBACCO  0.0%
     450    Altria Group, Inc. ......................... 7.750     01/15/27            483,668
                                                                                --------------

TOTAL CORPORATE BONDS  7.1%..................................................      469,243,284
                                                                                --------------

            CONVERTIBLE CORPORATE OBLIGATIONS  6.4%
            AIRLINES  0.0%
   3,750    Continental Airlines, Inc. (Convertible into
            93,750 common shares)....................... 4.500     02/01/07          2,967,188
                                                                                --------------

            BIOTECHNOLOGY  0.4%
  25,000    Genzyme Corp. (Convertible into 355,618
            common shares).............................. 3.000     05/15/21         25,062,500
                                                                                --------------

            CONGLOMERATES  0.3%
  17,500    JMH Finance Ltd., 144A--Private Placement
            (United Kingdom) (Convertible into 277,074
            J.P. Morgan Chase & Co. common shares) (b)
            (c)......................................... 4.750     09/06/07         18,528,125
                                                                                --------------

            ELECTRIC  0.3%
  21,034    Reliant Resource, Inc., 144A--Private
            Placement (Convertible into 2,204,590 common
            shares) (c)................................. 5.000     08/15/10         20,718,490
                                                                                --------------

See Notes to Financial Statements                                             17

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            ELECTRIC UTILITIES  0.6%
$  1,280    Centerpoint Energy, Inc. (Convertible into
            31,313 AOL Time Warner, Inc. common
            shares)..................................... 2.000%    09/15/29     $   40,976,314
                                                                                --------------

            ELECTRONIC MANUFACTURING SERVICES  0.2%
  15,000    Agilent Technologies, Inc. (Convertible into
            465,549 common shares)...................... 3.000     12/01/21         14,662,500
                                                                                --------------

            GAS UTILITIES  0.6%
  79,500    El Paso Corp. (Convertible into 380,582
            common shares)..............................   *       02/28/21         35,178,750
  11,700    El Paso Corp., 144A--Private Placement
            (Convertible into 56,010 common shares)
            (c).........................................   *       02/28/21          5,177,250
                                                                                --------------
                                                                                    40,356,000
                                                                                --------------
            HEALTH CARE DISTRIBUTORS  0.6%
  37,800    Ivax Corp. (Convertible into 1,271,876
            common shares).............................. 5.500     05/15/07         38,225,250
                                                                                --------------

            HEALTHCARE  0.5%
  30,000    Omnicare, Inc. (Convertible into 757,590
            common shares).............................. 5.000     12/01/07         30,862,500
                                                                                --------------

            LIFE INSURANCE  0.5%
  38,000    Loews Corp. (Convertible to 584,277 Diamond
            Offshore Drilling, Inc. common shares)...... 3.125     09/15/07         35,815,000
                                                                                --------------

            OIL FIELD SERVICES  0.4%
  45,000    Weatherford International, Inc. (Convertible
            into 449,865 common shares) (Bermuda).......   *       06/30/20         28,800,000
                                                                                --------------

            PHARMACEUTICALS  0.6%
  15,000    Alpharma, Inc. (Convertible into 467,144
            common shares).............................. 3.000     06/01/06         17,606,250
  30,000    Roche Holdings, Inc., 144A--Private
            Placement (Convertible into 259,596
            Genentech, Inc. common shares) LYON (c).....   *       01/19/15         23,287,500
                                                                                --------------
                                                                                    40,893,750
                                                                                --------------

            PUBLISHING  0.4%
     300    Tribune Co. (Convertible into 570 AOL Time
            Warner, Inc. common shares)................. 2.000     05/15/29         25,200,000
                                                                                --------------

 18                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            SEMICONDUCTORS  0.5%
$ 12,000    Asml Holding NV, 144A--Private Placement
            (Convertible into 643,087 common shares)
            (Netherlands) (c)........................... 5.750%    10/15/06     $   12,194,400
  17,980    Teradyne, Inc. (Convertible into 691,538
            common shares).............................. 3.750     10/15/06         19,440,875
                                                                                --------------
                                                                                    31,635,275
                                                                                --------------
            TELECOMMUNICATIONS  0.5%
  28,000    Telefonos de Mexico, SA (Mexico)
            (Convertible into 946,680 common shares).... 4.250     06/15/04         31,465,000
                                                                                --------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  6.4%................................      426,167,892
                                                                                --------------

            GOVERNMENT OBLIGATIONS  9.2%
   9,505    United Mexican States (Mexico).............. 8.375     01/14/11         11,410,753
   2,000    United Mexican States (Mexico).............. 8.000     09/24/22          2,245,000
   1,855    United Mexican States (Mexico).............. 8.300     08/15/31          2,140,670
  12,000    United States Treasury Bond................. 11.875    11/15/03         12,487,032
  28,000    United States Treasury Bond................. 9.375     02/15/06         33,662,356
  28,000    United States Treasury Bond................. 9.000     11/15/18         43,237,040
  23,665    United States Treasury Bond (b)............. 8.750     08/15/20         36,247,207
  34,000    United States Treasury Bond................. 8.125     08/15/21         49,727,686
  10,000    United States Treasury Bond................. 5.500     08/15/28         11,251,960
  15,000    United States Treasury Bond (b)............. 6.250     05/15/30         18,678,525
   5,000    United States Treasury Note (b)............. 7.250     05/15/04          5,270,900
  12,000    United States Treasury Note................. 7.875     11/15/04         13,100,160
  23,500    United States Treasury Note (b)............. 7.500     02/15/05         25,886,731
  89,600    United States Treasury Note (b)............. 6.750     05/15/05         98,703,539
  27,500    United States Treasury Note (b)............. 5.750     11/15/05         30,274,722
  45,000    United States Treasury Note................. 3.500     11/15/06         47,448,675
  30,000    United States Treasury Note................. 6.625     05/15/07         35,107,050
  19,000    United States Treasury Note................. 6.125     08/15/07         21,984,349
  55,000    United States Treasury Note................. 6.500     02/15/10         66,741,235
  37,340    United States Treasury Note (b)............. 5.750     08/15/10         43,718,456
                                                                                --------------

TOTAL GOVERNMENT OBLIGATIONS.................................................      609,324,046
                                                                                --------------

            COLLATERALIZED MORTGAGE OBLIGATIONS  0.1%
   4,126    World Financial Properties, 144A--Private
            Placement (c)............................... 6.910     09/01/13          4,715,001
     935    World Financial Properties, 144A--Private
            Placement (c)............................... 6.950     09/01/13          1,070,334
                                                                                --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS....................................        5,785,335
                                                                                --------------

See Notes to Financial Statements                                             19

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)       DESCRIPTION                                  COUPON    MATURITY         VALUE
            ASSET BACKED SECURITIES  0.0%
$    462    Continental Airlines, Inc. ................. 6.545%    08/02/20     $      447,458
     976    Continental Airlines, Inc. ................. 6.648     03/15/19            942,069
   1,855    Continental Airlines, Inc. ................. 6.900     01/02/18          1,802,369
                                                                                --------------

TOTAL ASSET BACKED SECURITIES................................................        3,191,896
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  94.0%
  (Cost $5,759,317,779)......................................................    6,250,621,559
                                                                                --------------

SHORT-TERM INVESTMENTS  5.3%
REPURCHASE AGREEMENTS  3.0%
BankAmerica Securities LLC ($189,395,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03, to be sold
  on 07/01/03 at $189,400,840)...............................................      189,395,000
State Street Bank & Trust Co. ($12,835,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03, to be sold
  on 07/01/03 at $12,835,339)................................................       12,835,000
                                                                                --------------

TOTAL REPURCHASE AGREEMENTS..................................................      202,230,000
                                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  2.3%
Federal Home Loan Bank Discount Note ($150,000,000 par, yielding 0.95%,
  07/01/03 maturity).........................................................      150,000,000
United States Treasury Bill ($2,500,000 par, yielding 1.153%, 09/25/03
  maturity) (b)..............................................................        2,493,132
                                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.....................................      152,493,132
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $354,723,132)........................................................      354,723,132
                                                                                --------------

TOTAL INVESTMENTS  99.3%
  (Cost $6,114,040,911)......................................................    6,605,344,691
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%..................................       44,629,123
                                                                                --------------

NET ASSETS  100.0%...........................................................   $6,649,973,814
                                                                                ==============

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

 20                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

(b) Asset segregated as collateral for open futures transactions.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR -- American Depositary Receipt

LYON -- Liquid Yield Option Note

TIDES -- Term Income Deferrable Equity Securities

See Notes to Financial Statements                                             21

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $6,114,040,911).....................  $6,605,344,691
Receivables:
  Fund Shares Sold..........................................      38,271,631
  Interest..................................................      17,590,179
  Dividends.................................................       6,809,553
  Investments Sold..........................................       4,639,648
Other.......................................................         264,756
                                                              --------------
    Total Assets............................................   6,672,920,458
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       7,248,606
  Fund Shares Repurchased...................................       7,145,929
  Distributor and Affiliates................................       5,127,122
  Investment Advisory Fee...................................       1,922,240
  Custodian Bank............................................         375,512
  Variation Margin on Futures...............................         167,828
Accrued Expenses............................................         697,866
Trustees' Deferred Compensation and Retirement Plans........         261,541
                                                              --------------
    Total Liabilities.......................................      22,946,644
                                                              --------------
NET ASSETS..................................................  $6,649,973,814
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $6,557,444,119
Net Unrealized Appreciation.................................     490,686,437
Accumulated Undistributed Net Investment Income.............     (13,884,924)
Accumulated Net Realized Loss...............................    (384,271,818)
                                                              --------------
NET ASSETS..................................................  $6,649,973,814
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,780,719,428 and 526,757,365 shares of
    beneficial interest issued and outstanding).............  $         7.18
    Maximum sales charge (5.75% * of offering price)........             .44
                                                              --------------
    Maximum offering price to public........................  $         7.62
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,133,917,289 and 301,354,532 shares of
    beneficial interest issued and outstanding).............  $         7.08
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $734,255,077 and 103,316,071 shares of
    beneficial interest issued and outstanding).............  $         7.11
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,082,020 and 150,253 shares of
    beneficial interest issued and outstanding).............  $         7.20
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $302,866)....  $ 48,389,587
Interest....................................................    38,102,890
                                                              ------------
  Total Income..............................................    86,492,477
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and R of $3,952,006, $9,262,959, $2,980,811 and
  $1,454, respectively).....................................    16,197,230
Investment Advisory Fee.....................................    10,021,843
Shareholder Services........................................     4,570,906
Custody.....................................................       200,756
Legal.......................................................        85,069
Trustees' Fees and Related Expenses.........................        31,586
Other.......................................................       929,434
                                                              ------------
  Total Expenses............................................    32,036,824
  Less Credits Earned on Cash Balances......................        18,394
                                                              ------------
  Net Expenses..............................................    32,018,430
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 54,474,047
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  7,513,355
  Futures...................................................    (4,954,339)
                                                              ------------
Net Realized Gain...........................................     2,559,016
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (4,584,414)
                                                              ------------
  End of the Period:
    Investments.............................................   491,303,780
    Futures.................................................      (617,343)
                                                              ------------
                                                               490,686,437
                                                              ------------
Net Unrealized Appreciation During the Period...............   495,270,851
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $497,829,867
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $552,303,914
                                                              ============

See Notes to Financial Statements                                             23

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   54,474,047      $    95,447,289
Net Realized Gain/Loss................................        2,559,016         (367,135,534)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      495,270,851         (181,113,675)
                                                         --------------      ---------------
Change in Net Assets from Operations..................      552,303,914         (452,801,920)
                                                         --------------      ---------------

Distributions from Net Investment Income:
  Class A Shares......................................      (41,068,918)         (63,814,784)
  Class B Shares......................................      (16,963,011)         (28,830,500)
  Class C Shares......................................       (5,579,564)          (7,856,796)
  Class R Shares......................................           (6,811)                (634)
                                                         --------------      ---------------
                                                            (63,618,304)        (100,502,714)
                                                         --------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares......................................              -0-          (22,072,935)
  Class B Shares......................................              -0-          (16,064,847)
  Class C Shares......................................              -0-           (3,781,122)
  Class R Shares......................................              -0-                  -0-
                                                         --------------      ---------------
                                                                    -0-          (41,918,904)
                                                         --------------      ---------------
Total Distributions...................................      (63,618,304)        (142,421,618)
                                                         --------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      488,685,610         (595,223,538)
                                                         --------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    1,518,581,594        2,419,008,186
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       56,923,118          126,058,934
Cost of Shares Repurchased............................     (545,096,457)      (1,150,332,370)
                                                         --------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....    1,030,408,255        1,394,734,750
                                                         --------------      ---------------
TOTAL INCREASE IN NET ASSETS..........................    1,519,093,865          799,511,212
NET ASSETS:
Beginning of the Period...............................    5,130,879,949        4,331,368,737
                                                         --------------      ---------------
End of the Period (Including accumulated undistributed
  net investment income of ($13,884,924) and
  ($4,740,667), respectively).........................   $6,649,973,814      $ 5,130,879,949
                                                         ==============      ===============

 24                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                 JUNE 30,    --------------------------------------------------
                                 2003        2002     2001 (b)     2000       1999      1998
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................  $   6.62    $   7.46   $   8.07   $   7.65   $   7.82   $ 7.24
                               --------    --------   --------   --------   --------   ------
  Net Investment Income......       .07         .16        .20        .20        .18      .17
  Net Realized and Unrealized
    Gain/Loss................       .57        (.76)      (.40)      1.28        .57     1.03
                               --------    --------   --------   --------   --------   ------
Total from Investment
  Operations.................       .64        (.60)      (.20)      1.48        .75     1.20
                               --------    --------   --------   --------   --------   ------
Less:
  Distributions from Net
    Investment Income........       .08         .17        .20        .20        .18      .17
  Distributions from Net
    Realized Gain............       -0-         .07        .21        .86        .74      .45
                               --------    --------   --------   --------   --------   ------
Total Distributions..........       .08         .24        .41       1.06        .92      .62
                               --------    --------   --------   --------   --------   ------
NET ASSET VALUE, END OF THE
  PERIOD.....................  $   7.18    $   6.62   $   7.46   $   8.07   $   7.65   $ 7.82
                               ========    ========   ========   ========   ========   ======

Total Return (a).............     9.79%*     -8.32%     -2.23%     20.19%      9.95%   16.99%
Net Assets at End of the
  Period (In millions).......  $3,780.7    $2,851.6   $2,268.0   $1,628.7   $1,068.5   $808.5
Ratio of Expenses to Average
  Net Assets.................      .81%        .82%       .82%       .82%       .82%     .85%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     2.26%       2.34%      2.60%      2.62%      2.43%    2.31%
Portfolio Turnover...........       27%*        53%        92%        85%        81%      61%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 2.68% to 2.60%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             25

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                    YEAR ENDED DECEMBER 31,
CLASS B SHARES                JUNE 30,    ----------------------------------------------------
                                2003        2002     2001 (b)     2000       1999       1998
                             -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $   6.53    $   7.36   $   7.97   $   7.58   $   7.77   $   7.20
                              --------    --------   --------   --------   --------   --------
  Net Investment Income.....       .05         .11        .14        .14        .13        .12
  Net Realized and
    Unrealized Gain/Loss....       .56        (.76)      (.40)      1.25        .56       1.02
                              --------    --------   --------   --------   --------   --------
Total from Investment
  Operations................       .61        (.65)      (.26)      1.39        .69       1.14
                              --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income.......       .06         .11        .14        .14        .13        .12
  Distributions from Net
    Realized Gain...........       -0-         .07        .21        .86        .75        .45
                              --------    --------   --------   --------   --------   --------
Total Distributions.........       .06         .18        .35       1.00        .88        .57
                              --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD....................  $   7.08    $   6.53   $   7.36   $   7.97   $   7.58   $   7.77
                              ========    ========   ========   ========   ========   ========

Total Return (a)............     9.37%*     -9.02%     -3.02%     18.95%      9.19%     16.17%
Net Assets at End of the
  Period (In millions)......  $2,133.9    $1,749.6   $1,697.7   $1,352.8   $1,148.9   $1,140.0
Ratio of Expenses to Average
  Net Assets................     1.57%       1.57%      1.58%      1.59%      1.58%      1.62%
Ratio of Net Investment
  Income to Average Net
  Assets....................     1.51%       1.57%      1.84%      1.85%      1.67%      1.55%
Portfolio Turnover..........       27%*        53%        92%        85%        81%        61%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.92% to 1.84%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 26                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                YEAR ENDED DECEMBER 31,
CLASS C SHARES                     JUNE 30,    --------------------------------------------
                                     2003       2002    2001 (b)    2000     1999     1998
                                  ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $ 6.55     $ 7.39    $ 7.99    $ 7.58   $ 7.77   $ 7.20
                                    ------     ------    ------    ------   ------   ------
  Net Investment Income..........      .05        .11       .14       .15      .13      .12
  Net Realized and Unrealized
    Gain/Loss....................      .57       (.77)     (.39)     1.26      .55     1.02
                                    ------     ------    ------    ------   ------   ------
Total from Investment
  Operations.....................      .62       (.66)     (.25)     1.41      .68     1.14
                                    ------     ------    ------    ------   ------   ------
Less:
  Distributions from Net
    Investment Income............      .06        .11       .14       .14      .13      .12
  Distributions from Net Realized
    Gain.........................      -0-        .07       .21       .86      .74      .45
                                    ------     ------    ------    ------   ------   ------
Total Distributions..............      .06        .18       .35      1.00      .87      .57
                                    ------     ------    ------    ------   ------   ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $ 7.11     $ 6.55    $ 7.39    $ 7.99   $ 7.58   $ 7.77
                                    ======     ======    ======    ======   ======   ======

Total Return (a).................    9.49%*(c) -9.12%    -2.88%    19.22%    9.19%   16.17%
Net Assets at End of the Period
  (In millions)..................   $734.3     $529.5    $365.6    $209.8   $120.2   $ 96.1
Ratio of Expenses to Average Net
  Assets.........................    1.57%      1.58%     1.58%     1.58%    1.58%    1.62%
Ratio of Net Investment Income to
  Average Net Assets.............    1.53%(c)   1.60%     1.84%     1.86%    1.67%    1.55%
Portfolio Turnover...............      27%*       53%       92%       85%      81%      61%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.91% to 1.84%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

See Notes to Financial Statements                                             27

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            OCTOBER 1, 2002
                                                            SIX MONTHS     (COMMENCEMENT OF
CLASS R SHARES                                                 ENDED        OPERATIONS) TO
                                                           JUNE 30, 2003   DECEMBER 31, 2002
                                                           ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................      $6.63             $6.43
                                                               -----             -----
  Net Investment Income..................................        .08               .02
  Net Realized and Unrealized Gain.......................        .57               .22
                                                               -----             -----
Total from Investment Operations.........................        .65               .24
Less Distributions from Net Investment Income............        .08               .04
                                                               -----             -----
NET ASSET VALUE, END OF THE PERIOD.......................      $7.20             $6.63
                                                               =====             =====

Total Return (a).........................................      9.79%*            3.69%*
Net Assets at End of the Period (In millions)............      $ 1.1             $  .1
Ratio of Expenses to Average Net Assets..................      1.07%             1.19%
Ratio of Net Investment Income to Average Net Assets.....      2.04%             1.67%
Portfolio Turnover.......................................        27%*              53%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. The return includes combined Rule 12b-1 fees and service fees of .50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 28                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The distribution of the Fund's Class B, Class C and Class R Shares commenced on May 1, 1992, July 6, 1993 and October 1, 2002, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $318,834,967 which will expire on December 31, 2010.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $6,143,414,373
                                                                ==============
Gross tax unrealized appreciation...........................    $  553,399,121
Gross tax unrealized depreciation...........................       (91,468,803)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  461,930,318
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

Distribution paid from:
  Ordinary Income...........................................    $100,502,714
  Long-term capital gain....................................      41,918,904
                                                                ------------
                                                                $142,421,618
                                                                ============

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $10,891,751

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward currency exchange contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Standard Time. The cost of securities is determined using historical exchange rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on securities transactions.

G. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $18,394 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $150 million..........................................       .50%
Next $100 million...........................................       .45%
Next $100 million...........................................       .40%
Over $350 million...........................................       .35%

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $85,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $149,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $3,853,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $178,314 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $148,752.

3. CAPITAL TRANSACTIONS

At June 30, 2003, capital aggregated $3,740,186,767, $2,076,059,389,
$740,201,871 and $996,092 for Classes A, B, C, and R, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................  137,984,434    $  931,259,373
  Class B..................................................   58,431,732       387,916,489
  Class C..................................................   29,622,353       198,484,095
  Class R..................................................      138,752           921,637
                                                             -----------    --------------
Total Sales................................................  226,177,271    $1,518,581,594
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    5,380,049    $   37,158,346
  Class B..................................................    2,268,091        15,432,889
  Class C..................................................      631,223         4,322,937
  Class R..................................................        1,281             8,946
                                                             -----------    --------------
Total Dividend Reinvestment................................    8,280,644    $   56,923,118
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (47,403,673)   $ (316,153,926)
  Class B..................................................  (27,187,093)     (178,012,567)
  Class C..................................................   (7,725,920)      (50,879,084)
  Class R..................................................       (7,300)          (50,880)
                                                             -----------    --------------
Total Repurchases..........................................  (82,323,986)   $ (545,096,457)
                                                             ===========    ==============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At December 31, 2002, capital aggregated $3,087,922,974, $1,850,722,578,
$588,273,923 and $116,389 for Classes A, B, C, and R, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   200,273,174    $ 1,408,853,684
  Class B.................................................    99,998,504        697,714,521
  Class C.................................................    44,641,117        312,323,572
  Class R.................................................        17,523            116,409
                                                            ------------    ---------------
Total Sales...............................................   344,930,318    $ 2,419,008,186
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    10,739,017    $    76,448,673
  Class B.................................................     5,713,866         40,532,523
  Class C.................................................     1,282,514          9,077,110
  Class R.................................................            94                628
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    17,735,491    $   126,058,934
                                                            ============    ===============
Repurchases:
  Class A.................................................   (84,343,046)   $  (579,526,283)
  Class B.................................................   (68,527,040)      (471,643,915)
  Class C.................................................   (14,646,676)       (99,161,524)
  Class R.................................................           (97)              (648)
                                                            ------------    ---------------
Total Repurchases.........................................  (167,516,859)   $(1,150,332,370)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2003 and the year ended December 31, 2002, 1,623,283 and 11,306,814 Class B Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and the year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The CDSC

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $2,578,500 and CDSC on redeemed shares of approximately $2,404,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,347,852,151 and $1,422,790,478, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment or futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment or futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACT A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with it's custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2002............................      1,492
Futures Opened..............................................      5,174
Futures Closed..............................................     (4,892)
                                                                 ------
Outstanding at June 30, 2003................................      1,774
                                                                 ======

    The futures contracts outstanding at June 30, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P 500 Index Futures September 2003
  (Current Notional Value of $243,325 per contract).........      153       $(1,245,917)
U.S. Treasury Notes 2-Year Futures September 2003
  (Current Notional Value of $216,297 per contract).........      415            99,125
U.S. Treasury Notes 5-Year Futures September 2003
  (Current Notional Value of $115,125 per contract).........      253           (91,619)
U.S. Treasury Notes 10-Year Futures September 2003
  (Current Notional Value of $117,438 per contract).........      310           (81,891)
SHORT CONTRACTS:
U.S. Treasury Bonds Futures September 2003
  (Current Notional Value of $117,344 per contract).........      643           702,959
                                                                -----       -----------
                                                                1,774       $  (617,343)
                                                                =====       ===========

B. FORWARD CURRENCY CONTRACTS Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forwards. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. At June 30, 2003, there were no outstanding forward currency contracts.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, 1.00% each of Class B and Class C average daily net assets, and up to ..50% of Class R average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $37,252,200 and $1,099,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the six months ended June 30, 2003, are payments retained by Van Kampen of approximately $8,543,300, and payments made to Morgan Stanley of approximately $300,800.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
HOWARD J KERR(1)
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

(1) Appointed to the Board of Trustees effective July 23, 2003.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                           Van Kampen Funds Inc.
                                           1 Parkview Plaza, P.O. Box 5555
                                           Oakbrook Terrace, IL 60181-5555
                                           www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                           Copyright (C)2003 Van Kampen Funds
                                           Inc. All rights reserved.
                                           Member NASD/SIPC. 25, 125, 225, 525
                                           EQI SAR 8/03 11596H03-AP-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund
----------------------------------------------------------------

By:  /s/ Ronald E. Robison
   -------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
   -------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003